Fair Value Measurements (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 47,037	$ 56,193
Financial liabilities	19,941	27,901
Recurring Fair Value Measurement
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	7,395	2,104
Financial liabilities	249	184
Recurring Fair Value Measurement | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	5,582	608
Financial liabilities	0	0
Recurring Fair Value Measurement | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,624	1,346
Financial liabilities	249	184
Recurring Fair Value Measurement | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	189	150
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	179	148
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	179	148
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	70	36
Recurring Fair Value Measurement | Settlement payables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	70	36
Recurring Fair Value Measurement | Settlement payables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Cash equivalents
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	5,244	345
Recurring Fair Value Measurement | Cash equivalents | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	5,244	345
Recurring Fair Value Measurement | Cash equivalents | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Cash equivalents | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	307	229
Recurring Fair Value Measurement | Marketable and other equity securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	118	79
Recurring Fair Value Measurement | Marketable and other equity securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	189	150
Recurring Fair Value Measurement | Debt securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	220	184
Recurring Fair Value Measurement | Debt securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	220	184
Recurring Fair Value Measurement | Debt securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Debt securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,456	1,254
Recurring Fair Value Measurement | Settlement receivables | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	1,456	1,254
Recurring Fair Value Measurement | Settlement receivables | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	168	92
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	168	92
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 0	$ 0